Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net income	$ 1,590	$ 1,820
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	285	288
Accretion of purchased loan discount	(50)	(321)
Amortization of purchased loan premium		26
Amortization of discounts and premiums on investment securities, net	6
Amortization of deferred loan origination costs (fees)	(98)	7
Net gain on sale of loans	(255)	(380)
Valuation adjustment of REO		19
Net loss on real estate owned	35	19
ESOP compensation expense	73	122
Net loss on sale of property & equipment		2
Earnings on bank-owned life insurance	(78)	(78)
Provision (credit) for loan losses	(60)	192
Origination of loans held for sale	(4,789)	(9,963)
Proceeds from loans held for sale	6,199	9,703
Deferred income tax	275	(223)
Accrued interest receivable	45	136
Prepaid expenses and other assets	(415)	213
Accrued interest payable	(8)	(7)
Accounts payable and other liabilities	(114)	6
Net cash provided by operating activities	2,641	1,581
Cash flows from investing activities:
Purchase of investments available for sale	(10,449)
Maturities of time deposits in other financial institutions	247	1,982
Investment securities maturities, prepayments and calls:
Held to maturity	118	129
Available for sale	4	506
Proceeds from sale of premises & equipment		30
Loans originated for investment, net of principal collected	23,514	(12,220)
Proceeds from sale of real estate owned	50	829
Additions to real estate owned		(1)
Additions to premises and equipment, net	(151)	(101)
Net cash provided by (used in) investing activities	13,333	(8,846)
Cash flows from financing activities:
Net change in deposits	13,014	14,570
Payments by borrowers for taxes and insurance, net	(72)	38
Proceeds from Federal Home Loan Bank advances	9,000	51,600
Repayments on Federal Home Loan Bank advances	(31,807)	(49,442)
Treasury stock purchases	(540)	(167)
Dividends paid on common stock	(1,394)	(1,388)
Net cash (used in) provided by financing activities	(11,799)	15,211
Net increase in cash and cash equivalents	4,175	7,946
Beginning cash and cash equivalents	21,648	13,702
Ending cash and cash equivalents	25,823	21,648
Cash paid during the year for:
Income taxes	550	475
Interest on deposits and borrowings	1,762	2,148
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	45	358
Loans disbursed upon sales of real estate acquired through foreclosure	$ 32	$ 50